PROPERTY AND EQUIPMENT - Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 27,291,989	$ 25,464,862
Less: Accumulated depreciation and amortization	(20,272,651)	(15,053,466)
Property and equipment, net	7,019,338	10,411,396
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,715,489	8,147,638
Warehouse equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,056,072	2,192,471
Computers and small tools
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,337,493	1,061,177
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	85,480	95,064
Software development
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	14,090,389	13,608,520
Work in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,066	$ 359,992